Redeemable Owners' Investment (Details) - Schedule of movements of Redeemable Owners’ Investment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Redeemable Owners' Investment (Details) - Schedule of movements of Redeemable Owners’ Investment [Line Items]
Balances, beginning	¥ 219,619	¥ 200,619
Accretion	9,814	19,000
Reclassification to permanent equity	(229,433)
Balances, ending		219,619
First Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) - Schedule of movements of Redeemable Owners’ Investment [Line Items]
Balances, beginning	24,042	22,042
Accretion	1,096	2,000
Reclassification to permanent equity	(25,138)
Balances, ending		24,042
Second Tranche Redeemable Owners’ Investment [Member]
Redeemable Owners' Investment (Details) - Schedule of movements of Redeemable Owners’ Investment [Line Items]
Balances, beginning	195,577	178,577
Accretion	8,718	17,000
Reclassification to permanent equity	(204,295)
Balances, ending		¥ 195,577